Annual Total Returns- Transamerica Large Cap Value (Class I2) [BarChart] - Class I2 - Transamerica Large Cap Value - I2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.79%)	16.96%	35.87%	9.10%	2.48%	21.97%	12.49%	(10.32%)	18.08%	1.27%